Consolidated Balance Sheets (Parenthetical)	Apr. 30, 2012	Apr. 30, 2011
Consolidated Balance Sheets [Abstract]
Serial preferred shares, no par value, authorized	6,000,000	6,000,000
Serial preferred shares, no par value, shares outstanding	0	0
Common shares, no par value, authorized	150,000,000	150,000,000
Common shares, no par value, shares outstanding	110,284,715	114,172,122
Treasury shares, shares outstanding	18,320,450	14,432,043